Income Taxes (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Operating Loss Carryforwards [Line Items]
Foreign withholding taxes	$ 535,858	$ 1,272,421
Research and development tax credit carryforwards	5,979,964	2,680,441
Foreign tax credit carryforwards	2,602,949	2,067,091
New Jersey
Operating Loss Carryforwards [Line Items]
Receive cash from sale of net operating losses	728,218	$ 835,153
Net operating losses	36,900,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	52,900,000
Research and development tax credit carryforwards	4,200,000
Foreign tax credit carryforwards	2,600,000
Foreign tax credit carryforward included in unrecognized tax benefit	1,800,000
State
Operating Loss Carryforwards [Line Items]
Research and development tax credit carryforwards	$ 1,700,000